RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Net book value of rights-of-use assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	₽ 132,343	₽ 130,503
Depreciation, right-of-use assets	19,879	18,849	₽ 19,965
Additions to right-of-use assets	17,510	13,102	20,436
Interest expense accrued on lease liabilities	11,820	12,277	13,416
Discontinued operations
Disclosure of quantitative information about right-of-use assets
Depreciation, right-of-use assets	0	3	1,644
Interest expense accrued on lease liabilities	0	1	1,246
Sites for placement of network and base station equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	91,566	93,948
Depreciation, right-of-use assets	11,448	6,903	6,900
Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	40,572	36,468
Depreciation, right-of-use assets	8,328	11,903	11,968
Vehicles and other
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	205	87
Depreciation, right-of-use assets	₽ 103	₽ 43	404
Exclusive rights for trademarks
Disclosure of quantitative information about right-of-use assets
Depreciation, right-of-use assets			₽ 693